As filed with the U.S. Securities and Exchange Commission on March 12, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
 (Name and address of agent for service)

(414) 765-6872
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2018

Date of reporting period:  December 31, 2017

Item 1. Reports to Stockholders.

DAVIDSON MULTI-CAP EQUITY FUND
SEMI-ANNUAL REPORT
For the period ended
December 31, 2017

Dear Shareholder:

Equity markets were very strong in 2017, finishing the year at all-time highs. This bull market has been historic by many measures; however, most surprising has been the consistent strength of the run alongside record low levels of volatility. Optimism on the continuation of market strength remains robust; we see encouraging signs of more synchronized global growth, and tax reform appears to be strengthening the corporate earnings outlook materially.

During this upswing in the financial markets, we at Davidson Funds remain disciplined to our investment process, focusing on companies with an appropriate balance of growth, valuation support and balance sheet flexibility. We are positive on the economy, but selective on securities as we monitor fundamentals, valuations, and the upcoming years anticipated interest rate increases.

Performance

The Class A shares of the Fund generated a total return of 1.11% on a fully-loaded basis and 6.41% on a no-load* basis during the semi-annual fiscal period ending December 31, 2017.  The Class I shares of the Fund returned 6.61% over the same time period. The Russell 3000® Index, the benchmark for the Davidson Multi-Cap Equity Fund (the “Fund”), finished the semi-annual fiscal period ended December 31, 2017 up 11.20%.

The Information Technology sector was the Fund’s primary contributor to performance during the six-month period ending December 31, with shares of Silicon Laboratories, Inc. (“Silicon Laboratories”) and Cisco Systems, Inc. (“Cisco”), in particular, performing well.  Silicon Laboratories reported impressive third quarter results; the company is leveraging its technology to drive strong top-line growth and solid operating margins. Cisco reported favorable fiscal first quarter results and provided guidance for year-over-year growth. Further, we are seeing evidence that the pivot toward a more recurring and subscription-based revenue business model is being well-received by customers. A combination of underweight sector allocation and security selection in the Real Estate sector also contributed to performance. This sector performed relatively poorly within the Russell 3000® Index; additionally, shares of Cubesmart rose after reporting solid quarterly results.  The company appears to be on track to meet full year expectations, despite market concerns about decelerating comp growth.  Shares of Consumer Staples holding Wal-Mart Stores, Inc. also appreciated following a strong quarterly earnings report, demonstrating not only accelerating same-store sales, but also margin expansion.

The Consumer Discretionary sector was the strategy’s main detractor from performance over this time period, with shares of Dick’s Sporting Goods, Inc. (“Dick’s Sporting Goods”), Interpublic Group of Companies, Inc. (“Interpublic Group”), and Chipotle Mexican Grill, Inc. (“Chipotle”), declining. Regarding Dick’s Sporting Goods, weakness in the sporting goods sector, as well as intense competition, led to pricing pressure and margin compression.  Interpublic Group reported disappointing quarterly results, with a lack of organic growth and margin pressure.  Chipotle reported mixed second quarter results, with lower than expected revenue, but well-controlled operating expenses.  Additionally, a norovirus incident last summer led to slower comps; we ultimately exited this position in November.  Industrials sector holdings, Flowserve Corp. (“Flowserve”) and Nielsen Holdings PLC, (“Nielsen”) also negatively impacted six-month performance.  Unstable oil prices, as well as poor execution within the Industrial Products Division, have led to lower than expected sales and margin compression for Flowserve, while a challenging business environment for consumer product companies is negatively impacting Nielsen’s Buy segment in developed markets.

During the semi-annual fiscal period ended December 31, 2017, we made several changes to the Fund.  In July 2017, we liquidated our position in Devon Energy Corp.  In August 2017, we exited our positions in Dick’s Sporting Goods and Wells Fargo & Company, and initiated new positions in Tableau Software, Inc. (“Tableau Software” or “Tableau”) and Citigroup, Inc. (“Citigroup”).  Tableau Software helps customers analyze, visualize, and share information, enabling customers to easily and quickly connect with a variety of data sources to allow rapid analytics and visualization of large data sets.  As a pioneer in modern business intelligence, Tableau remains the gold standard in the industry, has a compelling total cost of ownership profile and has rapidly grown customers. The company is undergoing a transition in its business model as it evolves to a more subscription-based revenue model.  Citigroup is a diversified financial services holding company that provides a broad range of financial services to consumer and corporate customers globally. The company’s services include investment banking, retail brokerage, corporate banking, and cash management products. We are attracted to Citigroup because it is several years behind its peer group in terms of returning capital to shareholders.  With its house now in order, the focus is on improving returns and returning excess capital to shareholders in the form of higher dividends and share repurchases. As mentioned previously, we exited our position in Chipotle in November 2017, as well as positions in General Electric Company and Buffalo Wild Wings, Inc. Additionally, we initiated a new position in Starbucks Corp. (“Starbucks”), the world’s #1 specialty coffee retailer.  Starbucks operates retail locations worldwide and sells whole bean coffees through its sales group, direct response businesses, supermarkets, and on the web. We are optimistic about the company’s technology initiatives and long-term growth opportunity in China.  Finally, in December 2017, we initiated a new position in American Campus Communities, Inc., a real estate investment trust specializing in student housing, with a portfolio containing over 165 properties and over 100,000 beds. Their focus is on properties in close proximity to Tier 1 colleges and universities. Over the past two years, the company has been pruning its portfolio to ensure its properties are in the most attractive locations.  Consequently, we expect revenue and net operating income to begin to reaccelerate over the next three to five years as its development and acquisition pipelines come online and mature; this should help drive the company’s valuation and dividend payout higher.

Outlook

As we enter 2018, we are reminded of our favorite definition of risk - “more things can happen than will happen.” After a year of low volatility and consistent growth in the market, we can identify several scenarios where this trend begins to change - most notably the possible rise in long-term interest rates.  To us, this factor will have the greatest impact on the Fund, as a rise in long-term rates could be detrimental to stock market valuations.  In such a scenario, companies with high debt levels could be negatively impacted, particularly if they need to re-finance debt in the near-term.  Consequently, our focus will be on identifying investments that have low valuation risk and debt leverage, along with identifiable growth catalysts that we are confident in during this phase of the economic cycle. In times where the market may seem complacent, we believe it is more important than ever to stick to a well-defined portfolio management process.

We thank you for your continued support and confidence in Davidson Funds, and as always, welcome any questions or comments you may have.

Sincerely,

Andrew I. Davidson
President
 Davidson Investment Advisors, Inc.

Must be preceded or accompanied by a prospectus.

Past performance does not guarantee future results.  Investment performance reflects fee waivers and in the absence of these waivers returns would be lower.

Mutual fund investing involves risk. Principal loss is possible. Small- and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater for emerging markets investments. Investments in exchange-traded funds (“ETFs”) are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares. The Fund will bear its share of the fees and expenses of the ETFs and underlying funds. Shareholders will pay higher expenses than would be the case if making direct investments in the underlying ETFs and funds.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.  It is not possible to invest directly in an index.

Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Please refer to the Schedule of Investments for a complete listing of Fund holdings. Current and future portfolio holdings are subject to risk.

The opinions expressed in this letter are those of Davidson Investment Advisors, Inc., are subject to change, are not guaranteed, and should not be considered recommendations to buy or sell any security.

*The no-load basis refers to the performance with front-end sales loads waived.  The fully-loaded returns reflect a 5% sales load for the A shares.

Davidson Investment Advisors, Inc. is the investment adviser to the Davidson Funds, which are distributed by Quasar Distributors, LLC.

Davidson Multi-Cap Equity Fund EXPENSE EXAMPLE at December 31, 2017 (Unaudited)

Shareholders in mutual funds generally incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested in Class A and Class I at the beginning of the period and held for the entire period (7/1/17 – 12/31/17).

Actual Expenses
The first line of the tables below provides information about actual account values and actual expenses, with actual net expenses being limited to 1.15% and 0.90% per the operating expenses limitation agreement for Class A and Class I, respectively. The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. However, the Example below does not include portfolio trading commissions and related expenses. In addition, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. You may use the information in the first line of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and will not help you determine the relative total costs of owning different funds, as they may charge transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A

	Beginning Account Value 7/1/17	Ending Account Value 12/31/17	Expenses Paid During Period* 7/1/17 – 12/31/17
Actual	$1,000.00	$1,064.10	$5.98
Hypothetical (5% return before expenses)	$1,000.00	$1,019.41	$5.85

*Expenses are equal to the Fund’s annualized expense ratio of 1.15% multiplied by the average account value over the period, multiplied by 184 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.

Davidson Multi-Cap Equity Fund EXPENSE EXAMPLE at December 31, 2017 (Unaudited), Continued

Class I

	Beginning Account Value 7/1/17	Ending Account Value 12/31/17	Expenses Paid During Period* 7/1/17 – 12/31/17
Actual	$1,000.00	$1,066.10	$4.69
Hypothetical (5% return before expenses)	$1,000.00	$1,020.67	$4.58

*Expenses are equal to the Fund’s annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 184 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.

Davidson Multi-Cap Equity Fund SECTOR ALLOCATION OF PORTFOLIO ASSETS at December 31, 2017 (Unaudited)

Percentages represent market value as a percentage of total investments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Davidson Multi-Cap Equity Fund
SCHEDULE OF INVESTMENTS at December 31, 2017 (Unaudited)

Shares	COMMON STOCKS - 92.20%	Value

	Aerospace & Defense - 2.44%
22,590	United Technologies Corp.	$2,881,806

	Air Freight & Logistics - 2.42%
11,465	Fedex Corp.	2,860,976

	Banks - 7.17%
34,700	Citigroup, Inc.	2,582,027
17,790	First Republic Bank	1,541,326
40,565	JPMorgan Chase & Co.	4,338,021
		8,461,374
	Beverages - 1.98%
19,495	PepsiCo, Inc.	2,337,840

	Biotechnology - 5.62%
14,256	Amgen, Inc.	2,479,119
18,190	Celgene Corp. (a)	1,898,308
31,380	Gilead Sciences, Inc.	2,248,063
		6,625,490
	Capital Markets - 3.93%
39,425	Morgan Stanley	2,068,630
26,285	State Street Corp.	2,565,679
		4,634,309
	Chemicals - 4.12%
38,468	DowDuPont, Inc.	2,739,691
13,720	Praxair, Inc.	2,122,210
		4,861,901
	Communications Equipment - 2.88%
88,815	Cisco Systems, Inc.	3,401,614

The accompanying notes are an integral part of these financial statements.

Davidson Multi-Cap Equity Fund
SCHEDULE OF INVESTMENTS at December 31, 2017 (Unaudited), Continued

Shares	COMMON STOCKS - 92.20%, continued	Value

	Diversified Telecommunication Services - 1.63%
39,392	CenturyLink, Inc.	$657,059
34,475	Zayo Group Holdings, Inc. (a)	1,268,680
		1,925,739
	Electrical Equipment - 2.00%
29,865	Eaton Corp. PLC (b)	2,359,634

	Energy Equipment & Services - 1.68%
62,465	Baker Hughes, Inc.	1,976,393

	Food & Staples Retailing - 3.56%
102,365	Sprouts Farmers Market, Inc. (a)	2,492,588
17,230	Wal-Mart Stores, Inc.	1,701,462
		4,194,050
	Health Care Equipment & Supplies - 2.05%
11,290	Becton, Dickinson & Co.	2,416,737

	Health Care Providers & Services - 4.07%
26,782	Express Scripts Holding Co. (a)	1,999,009
17,540	Laboratory Corporation of America Holdings (a)	2,797,805
		4,796,814
	Hotels, Restaurants & Leisure - 2.22%
45,660	Starbucks Corp.	2,622,254

	Household Products - 1.58%
37,250	Church & Dwight Co., Inc.	1,868,832

	Industrial Conglomerates - 1.88%
9,410	3M Co.	2,214,832

	Insurance - 2.27%
38,025	Principal Financial Group, Inc.	2,683,044

The accompanying notes are an integral part of these financial statements.

Davidson Multi-Cap Equity Fund

SCHEDULE OF INVESTMENTS at December 31, 2017 (Unaudited), Continued

Shares	COMMON STOCKS - 92.20%, continued	Value

	Internet Software & Services - 6.20%
699	Alphabet, Inc. - Class A (a)	$736,327
4,033	Alphabet, Inc. - Class C (a)	4,220,131
13,350	Facebook, Inc. (a)	2,355,741
		7,312,199
	Life Sciences Tools & Services - 1.55%
9,480	Waters Corp. (a)	1,831,441

	Machinery - 1.40%
39,270	Flowserve Corp.	1,654,445

	Media - 3.96%
121,560	Interpublic Group of Cos., Inc.	2,450,649
64,375	Twenty-First Century Fox, Inc. - Class A	2,222,869
		4,673,518
	Multiline Retail - 1.16%
28,925	Nordstrom, Inc.	1,370,466

	Multi-Utilities - 2.41%
26,555	Sempra Energy	2,839,261

	Oil, Gas & Consumable Fuels - 4.92%
26,644	Chevron Corp.	3,335,562
145,605	Marathon Oil Corp.	2,465,093
		5,800,655
	Professional Services - 1.73%
55,940	Nielsen Holdings PLC (b)	2,036,216

	Semiconductors & Semiconductor Equipment - 1.46%
19,445	Silicon Laboratories, Inc. (a)	1,716,994

The accompanying notes are an integral part of these financial statements.

Davidson Multi-Cap Equity Fund

SCHEDULE OF INVESTMENTS at December 31, 2017 (Unaudited), Continued

Shares	COMMON STOCKS - 92.20%, continued	Value

	Software - 8.49%
64,190	Fortinet, Inc. (a)	$2,804,461
12,070	Intuit	1,904,404
41,605	Microsoft Corp.	3,558,892
25,220	Tableau Software, Inc. - Class A (a)	1,745,224
		10,012,981
	Technology Hardware, Storage & Peripherals - 3.58%
24,931	Apple, Inc.	4,219,073

	Textiles, Apparel & Luxury Goods - 1.84%
67,270	Gildan Activewear, Inc. (b)	2,172,821
	TOTAL COMMON STOCKS (Cost $69,825,776)	108,763,709

	REITS - 4.91%

41,290	American Campus Communities, Inc.	1,694,129
68,555	CubeSmart	1,982,610
99,205	Starwood Property Trust, Inc.	2,118,027
	TOTAL REITS (Cost $5,292,580)	5,794,766

	MONEY MARKET FUNDS - 2.94%
3,465,131	Fidelity Institutional Government Portfolio - Class I, 1.14% (c)	3,465,131
	TOTAL MONEY MARKET FUNDS (Cost $3,465,131)	3,465,131

	Total Investments in Securities (Cost $78,583,487) - 100.05%	118,023,606
	Liabilities in Excess of Other Assets - (0.05)%	(55,244)
	NET ASSETS - 100.00%	$117,968,362

The accompanying notes are an integral part of these financial statements.

Davidson Multi-Cap Equity Fund

SCHEDULE OF INVESTMENTS at December 31, 2017 (Unaudited), Continued

PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer.
(c)	Rate shown is the 7-day annualized yield as of December 31, 2017.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Davidson Multi-Cap Equity Fund

STATEMENT OF ASSETS AND LIABILITIES at December 31, 2017 (Unaudited)

ASSETS
Investments in securities, at value (identified cost $78,583,487)	$118,023,606
Receivables
Dividends and interest	133,739
Fund shares sold	35,837
Prepaid expenses	27,082
Total assets	118,220,264

LIABILITIES
Payables
Fund shares redeemed	79,815
Advisory fees	54,217
12b-1 fees	46,379
Administration fees	24,208
Audit fees	11,702
Transfer agent fees and expenses	9,006
Fund accounting fees	11,046
Shareholder reporting	7,398
Custody fees	3,065
Chief Compliance Officer fee	1,536
Tax Expense	807
Trustee fees	219
Miscellaneous	2,504
Total liabilities	251,902

NET ASSETS	$117,968,362

COMPONENTS OF NET ASSETS
Paid-in capital	$77,122,297
Undistributed net investment income	857,265
Accumulated net realized gain on investments	548,681
Net unrealized appreciation on investments	39,440,119
Net assets	$117,968,362

CALCULATION OF NET ASSET VALUE PER SHARE
Class A
Net assets applicable to shares outstanding	$75,346,605
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	2,985,812
Net asset value and redemption price per share	$25.23
Maximum offering price per share (Net asset value per share divided by 95.00%)	$26.56

The accompanying notes are an integral part of these financial statements.

Davidson Multi-Cap Equity Fund

STATEMENT OF ASSETS AND LIABILITIES at December 31, 2017 (Unaudited), Continued

Class I
Net assets applicable to shares outstanding	$42,621,757
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	1,688,147
Net asset value, redemption and offering price per share	$25.25

The accompanying notes are an integral part of these financial statements.

Davidson Multi-Cap Equity Fund
STATEMENT OF OPERATIONS For period ended December 31, 2017 (Unaudited)

INVESTMENT INCOME
Dividends (net of withholding taxes of $2,270)	$1,461,616
Interest	13,312
Total investment income	1,474,928

Expenses
Advisory fees (Note 4)	378,610
Distribution fees - Class A (Note 5)	93,434
Administration fees (Note 4)	71,492
Transfer agent fees and expenses (Note 4)	39,373
Fund accounting fees (Note 4)	34,298
Registration fees	20,936
Audit fees	10,601
Custody fees (Note 4)	7,812
Trustee fees	5,475
Legal fees	5,715
Reports to shareholders	5,547
Chief Compliance Officer fee (Note 4)	4,537
Other expenses	3,635
Insurance expense	1,644
Total expenses	683,109
Less: advisory fee waiver (Note 4)	(65,446)
Net expenses	617,663
Net investment income	857,265

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	574,658
Net change in unrealized appreciation on investments	5,880,195
Net realized and unrealized gain on investments	6,454,853
Net Increase in Net Assets Resulting from Operations	$7,312,118

The accompanying notes are an integral part of these financial statements.

Davidson Multi-Cap Equity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended December 31, 2017 (Unaudited)	Year Ended June 30, 2017
INCREASE IN NET ASSETS FROM:
OPERATIONS
Net investment income	$857,265	$653,233
Net realized gain on investments	574,658	2,743,479
Net change in unrealized appreciation on investments	5,880,195	13,631,419
Net increase in net assets resulting from operations	7,312,118	17,028,131

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class A	(385,849)	(92,814)
Class I	(264,489)	(166,602)
From net realized gain on investments
Class A	(1,752,809)	(1,884,902)
Class C (a)	—	(894,464)
Class I	(991,630)	(1,365,868)
Total distributions to shareholders	(3,394,777)	(4,404,650)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from net change in outstanding shares (b)	(1,268,682)	(651,781)

Total increase in net assets	2,648,659	11,971,700

NET ASSETS
Beginning of period	115,319,703	103,348,003
End of period	$117,968,362	$115,319,703

Accumulated net investment income at end of period	$857,265	$650,338

(a) Class C shares closed and converted to Class A shares on May 15, 2017.
(b) A summary of share transactions can be found on the following page:

The accompanying notes are an integral part of these financial statements.

Davidson Multi-Cap Equity Fund
STATEMENTS OF CHANGES IN NET ASSETS, Continued

	Class A
	Six Months Ended December 31, 2017 (Unaudited)		Year Ended June 30, 2017
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	33,942	$841,392	1,143,258	$27,746,835
Shares issued on reinvestments of distributions	80,873	2,034,769	80,783	1,892,736
Shares redeemed	(179,944)	(4,467,855)	(587,604)	(13,755,583)
Net increase	(65,129)	$(1,591,694)	636,437	$15,883,988

	Class C (a)
	Six Months Ended December 31, 2017 (Unaudited)		Year Ended June 30, 2017
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	—	$—	40,380	$910,540
Shares issued on reinvestments of distributions	—	—	38,329	869,679
Shares redeemed	—	—	(1,169,027)	(27,434,450)
Net increase	—	$—	(1,090,318)	$(25,654,231)

	Class I
	Six Months Ended December 31, 2017 (Unaudited)		Year Ended June 30, 2017
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	82,336	$2,046,533	520,180	$12,086,506
Shares issued on reinvestments of distributions	31,100	782,777	52,307	1,224,504
Shares redeemed	(101,000)	(2,506,298)	(178,269)	(4,192,548)
Net increase	12,436	$323,012	394,218	$9,118,462

(a) Class C shares closed and converted to Class A shares on May 15, 2017.

The accompanying notes are an integral part of these financial statements.

Davidson Multi-Cap Equity Fund
FINANCIAL HIGHLIGHTS - Class A
For a share outstanding throughout each period

	Six Months Ended December 31, 2017 (Unaudited)
			Year Ended June 30,
			2017	2016	2015	2014	2013

Net asset value, beginning of period	$24.40		$21.73	$22.96	$22.61	$18.99	$15.78

Income from investment operations:
Net investment income	0.17	^	0.14 ^	0.19 ^	0.06 ^	0.22 ^	0.17 ^
Net realized and unrealized gain/(loss) on investments	1.39		3.45	(0.54)	1.31	4.43	3.41
Total from investment operations	1.56		3.59	(0.35)	1.37	4.65	3.58

Less distributions:
From net investment income	(0.13)		(0.04)	(0.07)	(0.21)	(0.14)	(0.11)
From net realized gain on investments	(0.60)		(0.88)	(0.81)	(0.81)	(0.89)	(0.26)
Total distributions	(0.73)		(0.92)	(0.88)	(1.02)	(1.03)	(0.37)

Net asset value, end of period	$25.23		$24.40	$21.73	$22.96	$22.61	$18.99

Total return	6.41	%‡	16.69%	-1.46%	6.34%	25.06%	23.01%

Ratios/supplemental data:
Net assets, end of period (thousands)	$75,347		$74,428	$52,476	$53,419	$48,498	$48,355
Ratio of expenses to average net assets:
Before fee waiver	1.26	%†	1.30%	1.34%	1.36%	1.38%	1.42%
After fee waiver	1.15	%†	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of net investment income to average net assets:
Before fee waiver	1.27	%†	0.45%	0.71%	0.05%	0.80%	0.73%
After fee waiver	1.38	%†	0.60%	0.90%	0.26%	1.03%	1.00%
Portfolio turnover rate	25.64	%‡	27.68%	25.30%	13.91%	11.59%	21.49%

^ Per share numbers have been calculated using the average shares method.
‡ Not annualized.
† Annualized.

The accompanying notes are an integral part of these financial statements.

Davidson Multi-Cap Equity Fund
FINANCIAL HIGHLIGHTS - Class I
For a share outstanding throughout each period

	Six Months Ended December 31, 2017 (Unaudited)						October 30, 2013* through June 30, 2014
			Year Ended June 30,
			2017	2016	2015

Net asset value, beginning of period	$24.40		$21.74	$22.94	$22.59		$21.21

Income from investment operations:
Net investment income	0.20	^	0.20 ^	0.25 ^	0.12	^	0.23	^
Net realized and unrealized gain/(loss) on investments	1.41		3.45	(0.54)	1.30		2.24
Total from investment operations	1.61		3.65	(0.29)	1.42		2.47

Less distributions:
From net investment income	(0.16)		(0.11)	(0.10)	(0.26)		(0.20)
From net realized gain on investments	(0.60)		(0.88)	(0.81)	(0.81)		(0.89)
Total distributions	(0.76)		(0.99)	(0.91)	(1.07)		(1.09)

Redemption fees retained	—		—	—	0.00	# ^	—

Net asset value, end of period	$25.25		$24.40	$21.74	$22.94		$22.59

Total return	6.61	% ‡	16.95%	-1.22%	6.61%		12.15	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$42,622		$40,892	$27,865	$24,991		$18,183
Ratio of expenses to average net assets:
Before fee waivers	1.01	% †	1.05%	1.09%	1.11%		1.15	%†
After fee waivers	0.90	% †	0.90%	0.90%	0.90%		0.90	%†
Ratio of net investment income to average net assets:
Before fee waivers	1.51	% †	0.72%	0.96%	0.32%		1.38	%†
After fee waivers	1.62	% †	0.87%	1.15%	0.53%		1.63	%†
Portfolio turnover rate	25.64	% ‡	27.68%	25.30%	13.91%		11.59	%‡

* Commencement of operations.
# Amount is less than $0.01.
^ Per share numbers have been calculated using the average shares method.
‡ Not annualized.
† Annualized.

The accompanying notes are an integral part of these financial statements.

Davidson Multi-Cap Equity Fund
NOTES TO FINANCIAL STATEMENTS at December 31, 2017 (Unaudited)

NOTE 1 - ORGANIZATION

The Davidson Multi-Cap Equity Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”),  which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The Fund’s investment objective is to seek long-term capital appreciation. During the six months ended December 31, 2017, the Fund offered Class A and Class I shares. The Fund’s Class A shares and Class I shares commenced operations on August 11, 2008 and October 30, 2013, respectively. At end of business on May 15, 2017, Class C shares were closed and existing shares were converted to Class A shares pursuant to an action approved by the Board of Trustees. Class A shares are subject to a maximum sales load of 5.00%, which decreases depending on the amount invested.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies  are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than  not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits  should be recorded related to  uncertain tax positions taken on returns filed for the open tax years 2015-2017, or expected to be taken in  the Fund’s 2018 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a first-in, first-out basis.  Interest  income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized  gains and losses on investments are allocated to the separate classes of the Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

The Fund is charged for those expenses that are directly attributable to it, such as investment advisory, custody and transfer agent fees. Expenses that are not attributable to a Fund are typically allocated among the Funds proportionately based on allocation methods approved by the Board of Trustees (the “Board”). Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

Davidson Multi-Cap Equity Fund
NOTES TO FINANCIAL STATEMENTS at December 31, 2017 (Unaudited), Continued

The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differs from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified  between financial and tax reporting. These reclassifications have no effect on net assets or net asset value  per share.

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally  accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported  amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.
Redemption Fees: The Fund charges a 1.00% redemption fee to shareholders who redeem shares held for 7 calendar days or less. Such fees are retained by the Fund and accounted for as an addition to paid-in capital. During the six months ended December 31, 2017, the Fund retained no redemption fees.

G.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of December 31, 2017, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

H.
Recent Accounting Pronouncements: In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim  periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating  the impact, if any, of applying this provision.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition  of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types. These inputs are summarized in the three broad levels listed below:

Davidson Multi-Cap Equity Fund NOTES TO FINANCIAL STATEMENTS at December 31, 2017 (Unaudited), Continued

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity Securities: The Fund’s investments are carried at fair value. Equity securities including common stocks, real estate investment trusts, and exchange-traded funds that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last  sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Short-Term Securities: Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either  Level 2 or Level 3 of the fair value hierarchy.

Davidson Multi-Cap Equity Fund NOTES TO FINANCIAL STATEMENTS at December 31, 2017 (Unaudited), Continued

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as December 31, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$10,839,060	$—	$—	$10,839,060
Consumer Staples	8,400,723	—	—	8,400,723
Energy	7,777,048	—	—	7,777,048
Financials	15,778,726	—	—	15,778,726
Health Care	15,670,482	—	—	15,670,482
Industrials	14,007,909	—	—	14,007,909
Information Technology	26,662,861	—	—	26,662,861
Materials	4,861,900	—	—	4,861,900
Telecommunication Services	1,925,739	—	—	1,925,739
Utilities	2,839,261	—	—	2,839,261
Total Common Stocks	108,763,709	—	—	108,763,709
REITs
Financials	2,118,027	—	—	2,118,027
Real Estate	3,676,739	—	—	3,676,739
Total REITs	5,794,766	—	—	5,794,766
Short-Term Investments	3,465,131	—	—	3,465,131
Total Investments in Securities	$118,023,606	$—	$—	$118,023,606

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification. Transfers between levels are recognized at December 31, 2017, the end of the reporting period. The Fund recognized no transfers between levels. There were no Level 3 securities held in the Fund during the six months ended December 31, 2017.

NOTE 4 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended December 31, 2017, Davidson Investment Advisors, Inc. (the “Advisor”) provided the Fund with investment management services under an investment advisory agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation  for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.65% based upon the average daily net assets of the Fund. For the six months ended December 31, 2017, the Fund incurred $378,610 in advisory fees.

Davidson Multi-Cap Equity Fund NOTES TO FINANCIAL STATEMENTS at December 31, 2017 (Unaudited), Continued

The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s Class A and Class I net annual operating expenses to 1.15% and 0.90%, respectively, of average daily net assets. Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in any subsequent month in the three year period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the  lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement.  Any such reimbursement is also contingent upon Board of Trustees review and approval at time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the six months ended December 31, 2017, the Advisor reduced its fees and absorbed Fund expenses in the amount of $65,446. Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

Year	Amount
2018	$97,908
2019	195,941
2020	168,027
2021	65,446
$527,322

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator under an administration agreement. The Administrator prepares various federal and state regulatory filings, reports and  returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. USBFS also serves as the fund accountant and transfer agent to the Fund. U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.

For the six months ended December 31, 2017, the Fund incurred the following expenses for administration, transfer agency, fund accounting, custody and chief compliance officer fees:

Administration	$71,492
Transfer Agency (a)	34,783
Fund Accounting	34,298
Custody	7,812
Chief Compliance Officer	4,537

(a) Does not include out-of-pocket expenses

At December 31, 2017, the Fund had payables due to USBFS for administration, transfer agency, fund accounting, to U.S. Bank, N.A. for custody fees, and chief compliance officer fees in the following amounts:

Administration	$24,208
Transfer Agency (a)	9,298
Fund Accounting	11,046
Custody	3,065
Chief Compliance Officer	1,536

(a) Does not include out-of-pocket expenses

Davidson Multi-Cap Equity Fund NOTES TO FINANCIAL STATEMENTS at December 31, 2017 (Unaudited), Continued

          Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of USBFS. The Distributor has advised the Fund that it has  received $28,910 in front-end sales charges resulting from sales of Class A shares. For the six months ended December 31, 2017, the Distributor paid commissions of $27,243 to D.A. Davidson & CO. (“DAD”), the Advisor’s    broker dealer. Additionally, DAD will receive all of the initial sales charge for purchases of Class A shares of the Fund without a dealer of record and the 1.00% charge on Class A shares redeemed within twelve months of purchase.

Certain officers of the Fund are employees of the Administrator. The Trust’s Chief Compliance Officer is also an employee of USBFS. A Trustee of the Trust is affiliated with USBFS and U.S. Bank N.A. as he was recently,  previously employed by USBFS. This same Trustee was recently an interested person of the distributor.

NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN
The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Fund to pay the Distributor for distribution and related expenses at an annual rate of up to 0.25% of the Class A shares average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation  of personnel involved in selling shares of the Fund. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the six months ended December 31, 2017, the Class A shares paid the Distributor $93,434.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the six months ended December 31, 2017, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $28,899,487 and $32,885,711, respectively.

NOTE 7 – INCOME TAXES

The tax character of distributions paid during the fiscal years ended June 30, 2018 (year to date) and June 30, 2017 was as follows:

	Six Months Ended	Year Ended
	December 31, 2017	June 30, 2017
Ordinary income	$1,851,436	$262,311
Long-term capital gains	1,543,341	4,142,339

Ordinary income distributions may include dividends paid from short-term capital gains.

Davidson Multi-Cap Equity Fund NOTES TO FINANCIAL STATEMENTS at December 31, 2017 (Unaudited), Continued

As of June 30, 2017, the Fund’s most recent fiscal year end, the components of accumulated earnings/(losses)  on a tax basis were as follows:

Cost of investments	$81,882,506
Gross tax unrealized appreciation	36,871,731
Gross tax unrealized depreciation	(3,334,307)
Net tax unrealized appreciation	33,537,424
Undistributed ordinary income	1,851,413
Undistributed long-term capital gain	1,543,302
Total distributable earnings	3,394,715
Other accumulated gain/(loss)	(3,415)
Total accumulated earnings/(losses)	$36,928,724

The difference between book-basis and tax-basis net unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and REIT adjustments.

NOTE 8 – PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect a Fund’s net asset value and total return. The Fund’s most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.

●
Equity Risk. Stock prices may fluctuate widely over short or even extended periods in response to company,  market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

●
ETF and Mutual Fund Risk. ETFs are typically open-end investment companies that are bought and sold on a national securities exchange. Investment companies (mutual funds) and ETFs have management fees that are part of their costs, and the Fund will indirectly bear its proportionate share of these costs.

●
Foreign and Emerging Market Securities Risk. Foreign securities are subject to special risks. Foreign securities may be more volatile and less liquid than domestic (U.S.) securities, which could affect the Fund’s investments. Securities markets of other countries are generally smaller than U.S. securities markets. These risks are enhanced in emerging markets.

●
Market and Issuer Risk. Securities held by the Fund may fluctuate as a result of the movement of the overall  stock market or of the value of the individual securities held by the Fund. The value of securities held by the Fund may also experience sudden, unpredictable drops in value or long periods of decline in value due to reasons directly related to the issuer, including management performance, financial leverage, and reduced  demand for the issuer’s goods and services.

●
Small and Medium Companies Risk. Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

Davidson Multi-Cap Equity Fund
NOTICE TO SHAREHOLDERS at December 31, 2017 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-877-332-0529 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30, 2017

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-332-0529.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Fund’s Form N-Q is also available by calling 1-877-332-0529.

Householding

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-332-0529 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

Davidson Multi-Cap Equity Funds
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting held on December 6-7, 2017, the Board (which is comprised of five persons, four of whom are  Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved,  for another annual term, the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Davidson Investment Advisors, Inc. (the “Advisor”) on behalf of the Davidson Multi-Cap Equity Fund (the “Fund”).  At this meeting, and at a prior meeting held on October 17-18, 2017, the Board received and reviewed substantial information regarding the Fund, the Advisor and the services provided by the Advisor to the Fund under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreement. The Board considered the nature, extent and quality of the Advisor’s overall services provided to the Fund as well as its specific responsibilities in all aspects of day-to-day investment  management of the Fund.  The Board considered the qualifications, experience and responsibilities of the  portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Fund.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, as well as the Advisor’s cybersecurity program and business continuity plan. The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with the Advisor in person to discuss the Fund’s performance and investment outlook as well as various marketing and compliance topics, including the Advisor’s risk management process.  The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of such management services are satisfactory.

2.
The Fund’s historical performance and the overall performance of the Advisor. In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the short-term and long-term performance of the Fund as of June 30, 2017 on both an absolute basis and in comparison to its peer funds utilizing Lipper and Morningstar classifications and an appropriate securities benchmark.  While the Board  considered both short-term and long-term performance, it placed greater emphasis on longer term performance. The Board also took into account that the Fund’s track record is measured as of a specific date, and that track  records can vary as of different measurement dates. Therefore, in reviewing the Fund’s underperformance, the Trustees also considered the broader perspective of the Fund’s performance over varying time periods, the market conditions experienced during the periods under review, as well as the outlook for the Fund going forward in light of expected market conditions. When reviewing performance against the comparative peer group universe, the Board took into account that the investment objective and strategy of the Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe.  The Trustees also  discussed with the Advisor and considered that certain periods of underperformance may be transitory while other periods of underperformance may be reflective of broader issues that may warrant consideration of  corrective action. The Board therefore took into account the Advisor’s views as to the reasons for the Fund’s relative performance against peers and benchmarks over various time periods and its future outlook for the Fund. In considering the Fund’s performance, the Trustees placed greater emphasis on performance against peers as opposed to the unmanaged benchmark indices.

Davidson Multi-Cap Equity Funds
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

The Board noted that the Fund’s performance, with regard to its Lipper comparative universe, was below its peer group median for the one-year period and above its peer group median for the three-year, five-year and  since inception periods.

The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was below its peer group median for the one-year, three-year and five-year periods and above its peer group  median for the since inception period.

The Board reviewed the performance of the Fund against a broad-based securities market benchmark.

The Board also considered the Fund’s performance compared to the Advisor’s similarly managed accounts for all periods, noting the Fund had slightly outperformed the Advisor’s similarly managed accounts.

3.
The costs of the services to be provided by the Advisor and the structure of the Advisor’s fee under the Advisory Agreement.  In considering the advisory fee and total fees and expenses of each Fund, the Board reviewed comparisons to the peer funds and the Advisor’s similarly managed separate accounts, if any, for other types of clients as well as all expense waivers and reimbursements.  When reviewing fees charged to other similarly managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.  The Board found that the fees charged to the Fund were generally in line with to the fees charged by the Advisor to its similarly managed separate account clients, and to the extent fees charged to the Fund were higher than for similarly managed separate accounts, it was largely a reflection of the nature of the  separate account client and the greater costs to the Advisor of managing the Fund.

The Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.15% for Class A shares and 0.90% for Class I shares (respectively, the “Expense Caps”).  The Board noted that the Fund’s total expense ratio for Class A shares was above its peer group median and average and that the Fund’s total expense ratio for Class I shares was below its peer group median and average.  Additionally, the Board considered that when the Fund’s peer group was adjusted to include only funds with similar asset sizes, the total expense ratio for Class A shares was above the median but below the average of the Fund’s peer group and that the total expense ratio for Class I shares  was below the median and average of the Fund’s peer group.

The Board noted that the Fund’s contractual advisory fee was above its peer group median and average, but below the median and average of the Fund’s peer group when adjusted to include only funds with similar asset sizes. The Board also considered that after advisory fee waivers and the payment of Fund expenses necessary to maintain the Expense Caps, the net advisory fees received by the Advisor from the Fund during the most recent fiscal period were below the peer group median and average.  The Board also took into consideration  the services the Advisor provided to its similarly managed account clients, comparing the fees charged for those management services to the fees charged to the Fund.  The Board found that the management fees charged to the Fund were generally in line with the management fees charged to the Advisor’s similarly managed account clients and to the extent fees charged to the Fund were higher than for similarly managed separate accounts, it was largely a reflection of the nature of the client.

Davidson Multi-Cap Equity Funds
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

The Board determined that it would continue to monitor the appropriateness of the advisory fee for the Fund and concluded that, at this time, the fees to be paid to the Adviser were fair and reasonable.

4.
Economies of Scale.  The Board also considered whether economies of scale were being realized by the Advisor that should be shared with shareholders.  The Board noted that the Advisor contractually agreed to reduce its advisory fee or reimburse Fund expenses so that the Funds do not exceed the specified Expense Caps.  The Board noted that at current asset levels, the Advisor continued to subsidize expenses to maintain the Expense Caps and determined to revisit the issue of economies of scale when the fund has grown to a point that this subsidization is no longer in effect.

5.
The profits to be realized by the Advisor and  its affiliates from its relationship with the Fund.  The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect  benefits to the Advisor from advising the Fund.  The Board considered the profitability to the Advisor from its  relationship with the Fund and considered any additional benefits derived by the Advisor from its relationship  with the Fund, including “soft dollar” benefits that may be received by the Advisor in exchange for Fund  brokerage and Rule 12b-1 fees paid to the Advisor’s affiliated broker-dealer  – D.A. Davidson & Co. – in  connection with in the sale of Class A shares of the Fund.  The Board also reviewed information regarding fee offsets for separate accounts invested in the Fund and determined that the Advisor was not currently receiving an advisory fee both at the separate account and at the Fund level for these accounts, and as a result was not receiving additional fall-out benefits from these relationships.  After such review, the Board determined  that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the  Advisor had maintained adequate profit levels to support the services it provides to the Fund.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Fund, but rather the Board based its determination on the total combination of information available to them. Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including the advisory fees, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement for the Fund would be in the best interests of the Fund and its shareholders.

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

● Information we receive about you on applications or other forms;
● Information you give us orally; and/or
● Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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Advisor
Davidson Investment Advisors, Inc.
Davidson Building
8 Third Street North
Great Falls, MT 59401
 www.davidsonmutualfunds.com

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue
 Milwaukee, Wisconsin 53202

Custodian
U.S. Bank N.A.
1555 N. River Center Drive, Suite 302
 Milwaukee, WI 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, Wisconsin 53202
 877-332-0529

Independent Registered
Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
 Philadelphia, Pennsylvania 19103

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
 New York, NY 10103

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus. To obtain a free prospectus please call 877-332-0529.

DAVIDSON MULTI-CAP EQUITY FUND

Semi-Annual Report

For the period ended
December 31, 2017

Item 2. Code of Ethics.

 Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant's President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4)	Change in the registrant's independent public accountant. There was no change in the registrant's independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisor's Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
                                              Douglas G. Hess, President/Chief Executive
                                          Officer/Principal Executive Officer

Date                                                 March 12, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
                                              Douglas G. Hess, President/Chief Executive
                                          Officer/Principal Executive Officer

Date                                                March 12, 2018

By (Signature and Title)* /s/ Cheryl L. King
                                              Cheryl L. King, Treasurer/Principal Financial Officer

Date                                                March 12, 2018

* Print the name and title of each signing officer under his or her signature.